Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________

(212) 735-3000
Fax:  (212) 735-2000
http://www.skadden.com

DIRECT DIAL
212-735-3859

EMAIL ADDRESS
Veronica.Castillo@SKADDEN.COM

April 1, 2011

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Cushing MLP Total Return Fund (the “Fund”) File No. 811-22072

Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of the Fund is the Fund's Preliminary Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, (the "Proxy Statement").

The Proxy Statement describes the proposals to be submitted to shareholders of the Fund for their approval at the upcoming annual shareholder meeting.

If you have any questions or comments, or require any additional information in connection with the Proxy Statement, please telephone me at (212) 735-3859.

Sincerely,

/s/ Veronica Castillo
Veronica Castillo